UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 06/30/14

Item 1.  Reports to Stockholders.

INNEALTA CAPITAL RISK BASED OPPORTUNITY MODERATE FUND

INNEALTA CAPITAL TACTICAL FIXED INCOME FUND

Semi-Annual Report

June 30, 2014

www.innealtacapital.com

1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC

Member FINRA

Innealta Capital Risk Based Opportunity Moderate Fund

Performance Review

The Innealta Capital Risk Based Opportunity Moderate Fund (ROMIX) reported a 7.56% gain on a total-return year-to-date basis through 06.30.14. This compares to a gain of 5.34% for the fund’s benchmark, which is a 60/40 split between the MSCI All Country World Index ex. U.S. and the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

Portfolio Review

During the second quarter, decisions in regard to allocations with the Risk-Based Portfolios express shifts at both tactical stages. First, the Investment Committee revisited the longer-term secular tactical asset allocation during the quarter, choosing to complement existing exposures with some that are new to the portfolios. The Committee chose to add exposures to two commodity sectors: Agricultural and Industrial Metals. Both tend to exhibit low correlations with other major asset classes, while maintaining the potential to rise with any broader increases in inflation. In addition to their ability to enhance overall portfolio diversification, these trades also may serve to reduce portfolio risk by lightening the overall equity exposure in the portfolios. The Investment Committee also chose to introduce Gold exposure to the portfolios, while enhancing the REIT allocation by adding to and diversifying the former exposure to U.S.-specific REITS with an allocation to international REITs.

Fixed income trades varied along the risk spectrum, but broadly included several shifts sought to maximize expected return and minimize portfolio risk through diversification.

Among tactical equity decisions, versus the revised targets for equity positions, the Investment Committee retained its tactical overweights to Emerging Market equities and increased to overweight the allocation to Developed Asia, excluding Japan.

Investment Outlook

Our belief is that the uncertainty caused by the Fed’s ongoing withdrawal of quantitative easing, still very weak macroeconomic backdrop and generally excessive valuations among risk markets warrant an approach that incorporates a broad set of potential outcomes that necessitate a generally conservative stance.

Most plausible progressions from here, in our view, involve generally increasing volatility among risk markets, in no small part driven by greater investor uncertainty in regard to the Fed’s post-taper management of its now grossly bloated balance sheet. We also expect rates to generally rise from here, and while our prognosis is for a relatively slow uptrend, we have to be prepared for a not-unlikely scenario in which the rise is more rapid. Hence the relatively light exposure to duration, as compared to the wider fixed income market. Even so, we have found shorter-duration exposures that can enhance portfolio yield among both dollar- and non-dollar-denominated bonds. Still, the Investment Committee retains a heightened sensitivity to credit risk, given the potential for spreads to gap out on the heels of any dislocation related to inconsistencies in expectations for rates going forward and even the potential for continued slowing in macroeconomic growth.

***

3242-NLD-8/15/2014

1

The MSCI All Country World Index Ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. It includes both developed and emerging markets.

The Barclays Capital Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.

3242-NLD-8/15/2014

2

Innealta CapItal Tactical Fixed Income Fund

Performance Review

The Innealta Capital Tactical Fixed Income Fund (YLDIX) reported a 1.70% gain on a total-return year-to-date basis, from inception on 03.31.14 through 06.30.14. This compares to a gain of 2.04% for the fund’s benchmark, the Barclays Capital U.S. Aggregate Index (BarCap Aggregate).

Portfolio Review

The Investment Committee maintained a relatively conservative stance through the first half of the fiscal year. Decisions favored those fixed income exposures that individually bolstered portfolio yield per unit of duration and enhanced overall diversification at the portfolio level. Exposure to duration remained light, relative to the broader fixed income market, as the Committee sought to achieve above-market yield through a diverse range of individual exposures, while maintaining sufficient liquidity to take advantage of tactical opportunities as they arose.

Investment Outlook

Our belief is that the uncertainty caused by the Fed’s ongoing withdrawal of quantitative easing, still very weak macroeconomic backdrop and generally excessive valuations among risk markets warrant an approach that incorporates a broad set of potential outcomes that necessitate a generally conservative stance.

Most plausible progressions from here, in our view, involve generally increasing volatility among risk markets, in no small part driven by greater investor uncertainty in regard to the Fed’s post-taper management of its now grossly bloated balance sheet. We also expect rates to generally rise from here, and while our prognosis is for a relatively slow uptrend, we have to be prepared for a not-unlikely scenario in which the rise is more rapid. Hence the relatively light exposure to duration, as compared to the wider fixed income market. Even so, we have found shorter-duration exposures that can enhance portfolio yield among both dollar- and non-dollar-denominated bonds. Still, the Investment Committee retains a heightened sensitivity to credit risk, given the potential for spreads to gap out on the heels of any dislocation related to inconsistencies in expectations for rates going forward and even the potential for continued slowing in macroeconomic growth.

***

The MSCI All Country World Index Ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. It includes both developed and emerging markets.

The Barclays Capital Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.

3242-NLD-8/15/2014

3

INNEALTA CAPITAL RISK BASED OPPORTUNITY MODERATE FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Fund’s performance figures* for the period ending June 30, 2014, compared to its benchmarks:

	Six	Inception**-
	Months	June 30, 2014
Innealta Capital Risk Based Opportunity Moderate Fund – Class A	7.46%	9.13%
Innealta Capital Risk Based Opportunity Moderate Fund – Class A with load	1.23%	2.86%
Innealta Capital Risk Based Opportunity Moderate Fund – Class I	7.56%	9.31%
Innealta Capital Risk Based Opportunity Moderate Fund – Class N	7.46%	9.13%
Barclays Capital U.S. Aggregate Bond Index	3.93%	3.78%
MSCI All Country World exUSA Net Index	6.18%	13.94%
Blended Benchmark Index***	5.34%	9.86%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 312.11%, 312.11%, and 311.86% for Class A, Class N, and Class I shares, respectively, per the May 1, 2014 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.92%, 1.92%, and 1.67% for Class A, Class N and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Class A, Class I and Class N commenced operations on September 30, 2013.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The MSCI All Country World exUSA Net Index is a free float-adjusted market capitalization index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

***	The Blended Benchmark Index represents a blend of 60% MSCI All Country World exUSA Net Index and 40% Barclays Capital U.S. Aggregate Bond Index.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets

Debt Funds	62.6%
Equity Funds	25.6%
Commodity Funds	9.1%
Other, Cash & Cash Equivalents	2.7%
100.0%

*	Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

4

INNEALTA CAPITAL TACTICAL FIXED INCOME FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2014

The Fund’s performance figures* for the period ended June 30, 2014, compared to its benchmarks:

Since Inception**-
June 30, 2014
Innealta Capital Tactical Fixed Income Fund – Class A	1.60%
Innealta Capital Tactical Fixed Income Fund – Class A with load	(4.24)%
Innealta Capital Tactical Fixed Income Fund – Class I	1.70%
Innealta Capital Tactical Fixed Income Fund – Class N	1.60%
Barclays Capital U.S. Aggregate Bond Index	2.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.41%, 1.41%, and 1.16% for Class A, Class N, and Class I shares, respectively, per the March 31, 2014 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.24%, 1.24%, and 0.99% for Class A, Class N and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Inception date is March 31, 2014.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	94.9%
Other, Cash & Cash Equivalents	5.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

5

Innealta Capital Risk Based Opportunity Moderate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 97.3%
	COMMODITY FUNDS - 9.1%
4,905	iShares Gold Trust *	$63,176
2,239	PowerShares DB Agriculture Fund *	61,483
3,903	PowerShares DB Base Metals Fund *	66,273
		190,932
	DEBT FUNDS - 62.6%
1,995	iShares Emerging Markets High Yield Bond ETF	105,835
1,730	iShares Floating Rate Bond ETF	87,884
2,162	iShares MBS ETF	233,972
997	iShares TIPS Bond ETF	115,014
8,072	Market Vectors Emerging High Yield Bond Fund ETF	213,181
983	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	105,053
6,838	SPDR Barclays Short Term High Yield Bond ETF	211,704
1,696	Vanguard Intermediate-Term Corporate Bond ETF	146,806
1,159	Vanguard Short-Term Bond ETF	93,114
		1,312,563
	EQUITY FUNDS - 25.6%
1,195	Direxion Daily Developed Markets Bull 3X Shares *	98,050
3,225	Direxion Daily Emerging Markets Bull 3X Shares *	99,717
298	Direxion Daily Mid Cap Bull 3X Shares	28,531
488	Direxion Daily Real Estate Bull 3X Shares *	29,304
807	Direxion Daily S&P 500 Bull 3X *	61,364
212	Direxion Daily Small Cap Bull 3X Shares	17,223
5,257	ProShares Ultra VIX Short-Term Futures ETF *	140,257
1,096	Vanguard Global ex-U.S. Real Estate ETF	63,623
		538,069

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,032,976)	2,041,564

	SHORT-TERM INVESTMENT - 2.2%
47,166	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^ (Cost $47,166)	47,166

	TOTAL INVESTMENTS - 99.5% (Cost $2,080,142) (a)	$2,088,730
	OTHER ASSETS LESS LIABILITIES - 0.5%	9,810
	NET ASSETS - 100.0%	$2,098,540

*	Non-income producing investment.

^	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $2,081,232 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$62,758
Unrealized Depreciation:	(55,260)
Net Unrealized Appreciation:	$7,498

See accompanying notes to financial statements.

6

Innealta Capital Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value
	EXCHANGE TRADED FUNDS - 94.9%
	DEBT FUNDS - 94.9%
1,751	iShares Emerging Markets High Yield Bond Fund ETF	$92,891
5,357	iShares Floating Rate Bond ETF	272,135
1,721	iShares MBS ETF	186,247
7,076	Market Vectors Emerging Markets High Yield Bond ETF	186,877
3,834	Market Vectors Emerging Markets Local Currency Bond ETF	93,166
1,740	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	185,954
12,054	SPDR Barclays Short Term High Yield Bond ETF	373,192
2,152	Vanguard Intermediate-Term Corporate Bond ETF	186,277
3,017	Vanguard Short-Term Bond ETF	242,386
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,804,771)	1,819,125

	SHORT-TERM INVESTMENT - 6.8%
129,295	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01%^ (Cost $129,295)	129,295

	TOTAL INVESTMENTS - 101.7% (Cost $1,934,066) (a)	$1,948,420
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(32,230)
	NET ASSETS - 100.0%	$1,916,190

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,934,066 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$14,354
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$14,354

^	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

 See accompanying notes to financial statements.

7

Innealta Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

	Innealta Capital Risk Based Opportunity Moderate Fund	Innealta Capital Tactical Fixed Income Fund
ASSETS
Investment securities:
At cost	$2,080,142	$1,934,066
At value	$2,088,730	$1,948,420
Receivable due from Advisor	27,862	73,129
Receivable for investments sold	2,678	—
Receivable for Fund shares sold	808	5,000
Dividends and interest receivable	354	626
Prepaid expenses & other assets	298	—
TOTAL ASSETS	2,120,730	2,027,175

LIABILITIES
Fees payable to other affiliates	7,500	9,827
Distribution (12b-1) fees payable	276	143
Payable for investments purchased	—	84,376
Accrued expenses and other liabilities	14,414	16,639
TOTAL LIABILITIES	22,190	110,985
NET ASSETS	$2,098,540	$1,916,190

Net Assets Consist Of:
Paid in capital	$2,076,235	$1,897,916
Undistributed net investment income	1,596	3,959
Accumulated net realized gain (loss) from security transactions	12,121	(39)
Net unrealized appreciation of investments	8,588	14,354
NET ASSETS	$2,098,540	$1,916,190

 See accompanying notes to financial statements.

8

Innealta Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
June 30, 2014

	Innealta Capital Risk Based Opportunity Moderate Fund	Innealta Capital Tactical Fixed Income Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,118,769	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	104,953	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.66	$10.16	*
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$11.31	$10.78

Class I Shares:
Net Assets	$806,159	$916,825
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	75,574	90,155
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.67	$10.17

Class N Shares:
Net Assets	$173,612	$999,355
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,282	98,328
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.66	$10.16

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to 1.00% contingent deferred sales charge.

*	NAV may not recalculate due to rounding of shares.

  See accompanying notes to financial statements.

9

Innealta Capital Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2014

	Innealta Capital Risk Based Opportunity Moderate Fund	Innealta Capital Tactical Fixed Income Fund (a)
INVESTMENT INCOME
Dividends	$7,058	$6,283
Interest	3	1
TOTAL INVESTMENT INCOME	7,061	6,284

EXPENSES
Investment advisory fees	3,961	1,346
Distribution (12b-1) fees:
Class A	397	—
Class N	110	297
Transfer agent fees	26,779	9,925
Administration & fund accounting fees	25,206	12,657
Registration fees	14,876	12,458
Legal fees	12,397	39,182
Audit fees	6,943	4,582
Trustees’ fees	2,579	1,964
Custody fees	2,482	1,225
Shareholder reporting expense	992	1,310
Compliance officer fees	248	3,314
Insurance expense	181	327
Other expenses	744	327
TOTAL EXPENSES	97,895	88,914

Less: Fees waived/Reimbursed by the Adviser	(92,430)	(86,589)

NET EXPENSES	5,465	2,325
NET INVESTMENT INCOME	1,596	3,959

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Security transactions	11,936	(39)
Distributions of realized gains from underlying investment companies	40	—
	11,976	(39)

Net change in unrealized appreciation on:
Security transactions	9,296	14,354

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,272	14,315

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,868	$18,274

(a)	The Innealta Tactical Fixed Income Fund commenced operations on March 31, 2014.

  See accompanying notes to financial statements.

10

Innealta Capital Risk Based Opportunity Moderate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (a)
FROM OPERATIONS
Net investment income	$1,596	$54
Net realized gain from security transactions	11,936	1,825
Distributions of realized gains from underlying investment companies	40	40
Net change in unrealized appreciation (depreciation) of investments	9,296	(708)
Net increase in net assets resulting from operations	22,868	1,211

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(571)
Class I	—	(571)
Class N	—	(571)
From net investment income:
Class A	—	(15)
Class I	—	(31)
Class N	—	(15)
Net decrease in net assets from distributions to shareholders	—	(1,774)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	773,323	25,000
Class I	170,274	25,000
Class N	1,138,926	24,979
Net asset value of shares issued in reinvestment of distributions
Class A	—	586
Class I	—	602
Class N	—	586
Payments for shares redeemed
Class A	(47,969)	—
Class I	(10,000)	—
Class N	(25,525)	—
Class C	—	—
Redemption fee proceeds
Class A	214	—
Class I	119	—
Class N	120	—
Net increase in net assets from shares of beneficial interest	1,999,482	76,753

TOTAL INCREASE IN NET ASSETS	2,022,350	76,190

NET ASSETS
Beginning of Period	76,190	—
End of Period*	$2,098,540	$76,190
* Includes undistributed net investment income of:	$1,596	$—

(a)	The Innealta Capital Risk Based Opportunity Moderate Fund commenced operations on September 30, 2013.

  See accompanying notes to financial statements.

11

Innealta Capital Risk Based Opportunity Moderate Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	June 30, 2014	Period Ended
	(Unaudited)	December 31, 2013 (a)
SHARE ACTIVITY - CLASS A
Shares sold	107,056	2,500
Shares reinvested	—	59
Shares redeemed	(4,662)	—
Net increase in shares of beneficial interest outstanding	102,394	2,559

SHARE ACTIVITY - CLASS I
Shares sold	73,944	2,500
Shares reinvested	—	61
Shares redeemed	(931)	—
Net increase in shares of beneficial interest outstanding	73,013	2,561

SHARE ACTIVITY - CLASS N
Shares sold	16,113	2,498
Shares reinvested	—	59
Shares redeemed	(2,388)	—
Net increase in shares of beneficial interest outstanding	13,725	2,557

(a)	The Innealta Capital Risk Based Opportunity Moderate Fund commenced operations on September 30, 2013.

  See accompanying notes to financial statements.

12

Innealta Capital Tactical Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
June 30, 2014 (b)
FROM OPERATIONS
Net investment income	$3,959
Net realized loss from security transactions	(39)
Net change in unrealized appreciation of investments	14,354
Net increase in net assets resulting from operations	18,274

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	906,479
Class I	10
Class N	991,427
Net increase in net assets from shares of beneficial interest	1,897,916

TOTAL INCREASE IN NET ASSETS	1,916,190

NET ASSETS
Beginning of Period	—
End of Period*	$1,916,190
*Includes undistributed net investment income of:	$3,959

SHARE ACTIVITY - CLASS A
Shares sold	1
Net increase in shares of beneficial interest outstanding	1

SHARE ACTIVITY - CLASS I
Shares sold	90,155
Net increase in shares of beneficial interest outstanding	90,155

SHARE ACTIVITY - CLASS N
Shares sold	98,328
Net increase in shares of beneficial interest outstanding	98,328

(b)	The Innealta Capital Tactical Fixed Income Fund commenced operations on March 31, 2014.

  See accompanying notes to financial statements.

13

Innealta Capital Risk Based Opportunity Moderate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(Unaudited)	2013 (1)
Net asset value, beginning of period	$9.92	$10.00

Activity from investment operations:
Net investment income (2)	0.01	0.01
Net realized and unrealized gain on investments	0.72	0.15
Total from investment operations	0.73	0.16

Less distributions from:
Net investment income		(0.01)
Net realized gains	—	(0.23)
Total distributions	—	(0.24)

Paid in capital from redemption fees	0.01	—

Net asset value, end of period	$10.66	$9.92

Total return (3)(8)	7.46%	1.56%

Net assets, at end of period (000s)	$1,119	$25

Ratio of gross expenses to average net assets (4)(5)(6)	18.86%	311.68%
Ratio of net expenses to average net assets (5)(6)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	0.25%	0.20%

Portfolio turnover rate (8)	103%	124%

(1)	The Innealta Capital Risk Based Opportunity Moderate Fund’s Class A shares commenced operations on September 30, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

See accompanying notes to financial statements.

14

Innealta Capital Risk Based Opportunity Moderate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(Unaudited)	2013 (1)
Net asset value, beginning of period	$9.92	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.01
Net realized and unrealized gain on investments	0.72	0.15
Total from investment operations	0.75	0.16

Less distributions from:
Net investment income	—	(0.01)
Net realized gains	—	(0.23)
Total distributions	—	(0.24)

Paid in capital from redemption fees	0.00 (9)	—

Net asset value, end of period	$10.67	$9.92

Total return (3)(8)	7.56%	1.62%

Net assets, at end of period (000s)	$806	$25

Ratio of gross expenses to average net assets (4)(5)(6)	18.61%	311.43%
Ratio of net expenses to average net assets (5)(6)	1.24%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	0.51%	0.45%

Portfolio turnover rate (8)	103%	124%

(1)	The Innealta Capital Risk Based Opportunity Moderate Fund’s Class I shares commenced operations on September 30, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Amount represents less than 0.01.

See accompanying notes to financial statements.

15

Innealta Capital Risk Based Opportunity Moderate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended	Period Ended
	June 30, 2014	December 31,
	(Unaudited)	2013 (1)
Net asset value, beginning of period	$9.92	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.01
Net realized and unrealized gain on investments	0.70	0.15
Total from investment operations	0.73	0.16

Less distributions from:
Net investment income	—	(0.01)
Net realized gains	—	(0.23)
Total distributions	—	(0.24)

Paid in capital from redemption fees	0.01	—

Net asset value, end of period	$10.66	$9.92

Total return (3)(8)	7.46%	1.56%

Net assets, at end of period (000s)	$174	$25

Ratio of gross expenses to average net assets (4)(5)(6)	18.86%	311.68%
Ratio of net expenses to average net assets (5)(6)	1.49%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	0.25%	0.20%

Portfolio turnover rate (8)	103%	124%

(1)	The Innealta Capital Risk Based Opportunity Moderate Fund’s Class N shares commenced operations on September 30, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

See accompanying notes to financial statements.

16

Innealta Capital Tactical Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A	Class I	Class N
	Period Ended	Period Ended	Period Ended
	June 30, 2014 (1)	June 30, 2014 (1)	June 30, 2014 (1)
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	—	0.03	0.04
Net realized and unrealized gain on investments	0.16	0.14	0.12
Total from investment operations	0.16	0.17	0.16

Net asset value, end of period	$10.16	$10.17	$10.16

Total return (3)(8)	1.60%	1.70%	1.60%

Net assets, at end of period (000s)	$ 10 (9)	$917	$999

Ratio of gross expenses to average net assets (4)(5)(6)	32.76%	32.51%	32.76%
Ratio of net expenses to average net assets (5)(6)	0.98%	0.73%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	1.39%	1.46%	1.39%

Portfolio turnover rate (8)	6%	6%	6%

(1)	The Innealta Capital Tactical Fixed Income Fund’s Class A, Class I, and Class N shares commenced operations on March 31, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in shares price, reinvestment of dividends and capital gains distributions, if any.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one full year.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Actual net assets not truncated.

See accompanying notes to financial statements.

17

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Innealta Capital Risk Based Opportunity Moderate Fund (previously known as Innealta Risk Based Opportunity Fund) (“ROM”) and Innealta Capital Tactical Fixed Income Fund (“TFI”) (the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. ROM seeks long term capital appreciation and income. TFI seeks risk adjusted total return. ROM commenced operations on September 30, 2013. TFI commenced operations on March 31, 2014.

The Funds currently offer Class A shares, Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class A and Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment

18

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

19

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2014 for the Funds’ assets measured at fair value:

Innealta Capital Risk Based Opportunity Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,041,564	$—	$—	$2,041,564
Money Market Fund	47,166	—	—	47,166
Total	$2,088,730	$—	$—	$2,088,730

20

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Innealta Capital Tactical Fixed Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,819,125	$—	$—	$1,819,125
Short-Term Investment	129,295	—	—	129,295
Total	$1,948,420	$—	$—	$1,948,420

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a

21

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,776,071 and $812,277, respectively, for ROM. For the period ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,882,226 and $77,416, respectively, for TFI.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

AFAM Capital, Inc. (formerly known as Al Frank Asset Management, Inc.) (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ROM and 0.49% of TFI average daily net assets. For the six months ended June 30, 2014, ROM incurred $3,961 in advisory fees. For the period ended June 30, 2014, TFI incurred $1,346 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April

22

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

30, 2015, to waive a portion of its advisory fee and has agreed to reimburse ROM and TFI for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

	Class A	Class I	Class N
ROM	1.49%	1.24%	1.49%
TFI	0.98%	0.73%	0.98%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2014, the Adviser waived expenses of $92,430 for ROM. For the period ended June 30, 2014, the Adviser waived expenses of $86,589 for TFI.

The following amounts are subject to recapture by the Funds by the following dates:

12/31/2016
ROM	$59,319

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2014, ROM incurred distribution fees of $397 for Class A and $110 for Class N. For the period ended June 30, 2014, TFI incurred distribution fees of $207 for Class N shares. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. On sales of ROM’s Class A shares for the six months ended June 30, 2014, the Distributor received $2,738 from front-end sales charges of which $244 was retained by the underwriter or other affiliated broker dealers. On sales of TFI’s Class A shares for the period ended June 30, 2014, the Distributor received $0 from front-end sales charges.

23

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Administration, Fund Accounting, Transfer Agent - Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Amounts owed to GFS under these arrangements as of June 30, 2014 are reported in the Statements of Assets and Liabilities as Fees payable to other affiliates.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended June 30, 2014 ROM assessed $453 in redemption fees.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of June 30, 2014, Al Frank Asset Management Inc. held 26.5% of the voting securities of TFI. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended December 31, 2013 was as follows:

Fiscal Period Ended
December 31, 2013
ROM Ordinary Income	$1,774
24

Innealta Capital Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

As of December 31, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
ROM	$1,196	$39	$—	$—	$—	$(1,798)	$(563)

The difference between book basis and tax basis ordinary income, accumulated net realized gain, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and the treatment of short term gains as ordinary income for tax purposes.

Permanent book and tax differences, primarily attributable to the reclass ordinary income distributions, resulted in reclassifications for the period ended December 31, 2013 as follows: an increase in accumulated net investment loss and decrease in accumulated net realized gain of $7 for ROM.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

25

Innealta Capital Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of Innealta Capital Risk Based Opportunity Moderate Fund and Innealta Capital Tactical Fixed Income Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Innealta Capital Risk Based Opportunity Moderate Fund and Innealta Capital Tactical Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Expenses Paid	Expense Ratio
	Account	Ending	During Period	During Period
	Value	Account Value	1/1/14-	1/1/14–
Actual	1/1/14	6/30/14	6/30/14*+	6/30/14**
Innealta Capital Risk Based Moderate Opportunity
Fund:
Class A	$1,000.00	$1,074.60	$7.67	1.49%
Class I	1,000.00	1,075.60	6.38	1.24%
Class N	1,000.00	1,074.60	7.67	1.49%

Innealta Capital Tactical Fixed Income Fund:
Class A	$1,000.00	$1,016.00	$2.46	0.98%
Class I	1,000.00	1,017.00	1.84	0.73%
Class N	1,000.00	1,016.00	2.46	0.98%

26

Innealta Capital Funds

EXPENSE EXAMPLES (Continued)(Unaudited)

June 30, 2014

	Beginning		Expenses Paid	Expense Ratio
	Account	Ending	During Period	During Period
	Value	Account Value	1/1/14-	1/1/14–
Hypothetical (5% return before Expenses)	1/1/14	6/30/14	6/30/14*+	6/30/14**
Innealta Capital Risk Based Moderate Opportunity
Fund:
Class A	$1,000.00	$1,005.87	$7.49	1.49%
Class I	1,000.00	1,018.84	6.29	1.24%
Class N	1,000.00	1,017.61	7.53	1.49%

Innealta Capital Tactical Fixed Income Fund:
Class A	$1,000.00	$1,010.02	$2.46	0.98%
Class I	1,000.00	1,010.65	1.83	0.73%
Class N	1,000.00	1,010.02	2.46	0.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).“Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

+	Innealta Capital Tactical Fixed Income Fund commenced operations on March 31, 2014 therefore their expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (91) divided by the number of days in the fiscal year (365).
27

Innealta Risk Based Opportunity Moderate Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Factors Considered in THE APPROVAL of AN INVESTMENT ADVISORY Agreement

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 23, 2013 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement between the Trust, on behalf of the Innealta Risk Based Opportunity Moderate Fund(the “Fund”) and AFAM Capital, Inc. (“AFAM”) (the “AFAM Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the AFAM Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, select financial information of AFAM, bibliographic information regarding AFAM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. Based on their evaluation of the information provided by AFAM, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement with respect to the Fund.

The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and they met with such counsel separately from fund management.

In considering the approval of the Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. During discussions with AFAM, the Board reviewed materials provided by AFAM relating to AFAM’s proposed Advisory Agreement with the Trust, including a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment process. The Board then discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered AFAM’s specific responsibilities in all aspects of the day-to-day management of the Fund. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether AFAM has

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Innealta Risk Based Opportunity Moderate Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2014

procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by AFAM of its practices for monitoring compliance with the Fund’s investment limitations, noting that AFAM’s CCO would periodically review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under AFAM’s compliance program. The Board then reviewed the capitalization of AFAM based on financial information and other materials provided and discussed with AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the AFAM Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by AFAM were satisfactory.

Performance. The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record. The Board reviewed the performance of AFAM’s composite track records for its proposed strategy, noting that performance was acceptable. The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of the Fund’s proposed management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for the Fund, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until April 30, 2015, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49%, 1.49%, 1.24% and 1.74% of the each Fund’s average net assets, for Class A shares, Class N shares, Class I shares and Class R shares respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fees and expense caps for the Fund was fair and reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by AFAM. After review and discussion, including discussion regarding portfolio manager expenses, the Board concluded that based on the services provided by AFAM and the projected growth of the Fund, the fees were reasonable and that anticipated profits from AFAM’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed AFAM’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board,

29

Innealta Risk Based Opportunity Moderate Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2014

including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreement, (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the AFAM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the AFAM Advisory Agreement was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

30

Privacy Policy

Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

31

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar Holdings, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

32

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR

AFAM Capital, Inc.

12117 FM 2244, Building 3, Suite 170

Austin, Texas 78738

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

09/08/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

09/08/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik, Naviloff, Treasurer

Date

09/08/14